REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 331,993	$ 335,250	$ 341,945
Programmatic
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	299,005	274,355	266,616
Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 32,988	$ 60,895	$ 75,329